FINANCIAL VALUE MEASUREMENTS (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Restricted cash	$ 371	$ 7,500
Cash And Cash Equivalents At Carrying Value	5,002	6,382	19,060	40,425
Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	5,002	6,382
Restricted cash	371	7,500
Cash And Cash Equivalents At Carrying Value	5,373	13,822
Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0
Restricted cash	0	0
Cash And Cash Equivalents At Carrying Value	0	0
Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	0	0
Restricted cash	0	0
Cash And Cash Equivalents At Carrying Value	$ 0	$ 0